UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way
         Suite 120-D
         Orinda, CA  94563

13F File Number:  028-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     May 02, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $632,997 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BED BATH & BEYOND INC          COM              075896100    60302   916860 SH       SOLE                   916860        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7     2174  2142000 PRN      SOLE                  2142000        0        0
CARDINAL HEALTH INC            COM              14149Y108    29493   684132 SH       SOLE                   684132        0        0
CLOROX CO DEL                  COM              189054109    31929   464427 SH       SOLE                   464427        0        0
COMCAST CORP NEW               CL A             20030N101    33243  1107715 SH       SOLE                  1107715        0        0
ECOLAB INC                     COM              278865100    56542   916098 SH       SOLE                   916098        0        0
EL PASO CORP                   COM              28336L109      650    22000 SH       SOLE                    22000        0        0
EXPEDITORS INTL WASH INC       COM              302130109    27484   590937 SH       SOLE                   590937        0        0
MICROSOFT CORP                 COM              594918104    62389  1934230 SH       SOLE                  1934230        0        0
NEKTAR THERAPEUTICS            COM              640268108      170    21500 SH       SOLE                    21500        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     1883  1878000 PRN      SOLE                  1878000        0        0
NIKE INC                       CL B             654106103    88428   815452 SH       SOLE                   815452        0        0
PAYCHEX INC                    COM              704326107    63055  2034677 SH       SOLE                  2034677        0        0
PROGRESSIVE CORP OHIO          COM              743315103    66247  2857927 SH       SOLE                  2857927        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849      890    26800 SH       SOLE                    26800        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106      233     4500 SH       SOLE                     4500        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    19647   243395 SH       SOLE                   243395        0        0
US BANCORP DEL                 COM NEW          902973304      306     9649 SH       SOLE                     9649        0        0
WATERS CORP                    COM              941848103    22812   246188 SH       SOLE                   246188        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      604    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    64516  1889760 SH       SOLE                  1889760        0        0